UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICITS - USD ($)	Ordinary Shares	Additional Paid-in-Capital	Stock Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance at Oct. 31, 2022						$ 754,367
Beginning balance at Oct. 31, 2022	$ 1,000	$ 39,240,351	$ (1,000)	$ (43,212,563)	$ (571,438)
Beginning balance (in shares) at Oct. 31, 2022	10,000,000
Increase (Decrease) in Stockholder's Equity
Stock-based compensation		125,322				125,322
Net income (loss)				(4,154,482)		(4,154,482)
Unrealized foreign currency translation loss					(17,780)	(17,780)
Closing balance at Oct. 31, 2023						(3,292,573)
Ending balance at Oct. 31, 2023	$ 1,000	35,574,089	(1,000)	(47,367,045)	(589,218)	$ (12,382,174)
Closing balance (in shares) at Oct. 31, 2023	10,000,000					10,000,000
Beginning balance at Oct. 31, 2022						$ 5,298,017
Beginning balance (in shares) at Oct. 31, 2022						9,777,384
Increase (Decrease) in Temporary Equity
Accretion on preferred shares to redemption value		(3,791,584)				$ 3,791,584
Closing balance at Oct. 31, 2023						$ 9,089,601
Closing balance (in shares) at Oct. 31, 2023						9,777,384
Increase (Decrease) in Stockholder's Equity
Stock-based compensation		32,916				$ 32,916
Net income (loss)				418,887		418,887
Unrealized foreign currency translation loss					(168,243)	(168,243)
Closing balance at Apr. 30, 2024						(3,009,013)
Ending balance at Apr. 30, 2024	$ 1,000	33,716,406	(1,000)	(46,948,158)	(757,461)
Closing balance (in shares) at Apr. 30, 2024	10,000,000
Increase (Decrease) in Temporary Equity
Accretion on preferred shares to redemption value		(1,890,599)				1,890,599
Closing balance at Apr. 30, 2024						$ 10,980,200
Closing balance (in shares) at Apr. 30, 2024						9,777,384
Beginning balance at Oct. 31, 2023						$ (3,292,573)
Beginning balance at Oct. 31, 2023	$ 1,000	35,574,089	(1,000)	(47,367,045)	(589,218)	$ (12,382,174)
Beginning balance (in shares) at Oct. 31, 2023	10,000,000					10,000,000
Increase (Decrease) in Stockholder's Equity
Stock-based compensation		65,833				$ 65,833
Net income (loss)				617,032		617,032
Unrealized foreign currency translation loss					(114,133)	(114,133)
Closing balance at Oct. 31, 2024						(2,723,841)
Ending balance at Oct. 31, 2024	$ 1,000	31,837,949	(1,000)	(46,750,013)	(703,351)	$ (15,615,415)
Closing balance (in shares) at Oct. 31, 2024	10,000,000					10,000,000
Beginning balance at Oct. 31, 2023						$ 9,089,601
Beginning balance (in shares) at Oct. 31, 2023						9,777,384
Increase (Decrease) in Temporary Equity
Accretion on preferred shares to redemption value		(3,801,973)				$ 3,801,973
Closing balance at Oct. 31, 2024						$ 12,891,574
Closing balance (in shares) at Oct. 31, 2024						9,777,384
Increase (Decrease) in Stockholder's Equity
Stock-based compensation		16,688				$ 16,688
Net income (loss)				(248,350)		(248,350)
Unrealized foreign currency translation loss					(217,383)	(217,383)
Closing balance at Apr. 30, 2025						(3,172,886)
Ending balance at Apr. 30, 2025	$ 1,000	$ 31,854,637	$ (1,000)	$ (46,998,363)	$ (920,734)	$ (16,064,460)
Closing balance (in shares) at Apr. 30, 2025	10,000,000					10,000,000
Closing balance at Apr. 30, 2025						$ 12,891,574
Closing balance (in shares) at Apr. 30, 2025						9,777,384